Consolidated Statements of Comprehensive Earnings (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net earnings (loss)	$ (227,631)	$ 90,280
Foreign currency translation (loss) gain	2,659	(2,623)
Comprehensive earnings (loss)	(224,972)	87,657
Less: Comprehensive earnings attributable to non-controlling shareholders	23,979	24,415
Comprehensive earnings (loss) attributable to Company	$ (248,951)	$ 63,242